SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”)

Use of Estimates, Policy [Policy Text Block]
(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c) Foreign currency translation and transactions

The functional currency of Liulin Junhao is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company prepared using RMB are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar” or “US$”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in shareholders’ equity.

The exchange rates applied are as follows:

	December 31,
	2018	2017
RMB exchange rate at balance sheet dates	6.8632	6.5127

	The Years Ended December 31
	2018	2017	2016
Average exchange rate for the year	6.6174	6.7547	6.6423

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from People's Bank of China.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d) Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2018, and 2017, cash was
$848,522 and $4,116, respectively.

Notes Receivables Policy [Table Text Block]
(e) Notes receivables

Notes receivables represent bank's acceptance bills that were received from customers in the ordinary operation of business, and bank's acceptance bills are due within one year or less.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(f) Accounts receivable and other receivables, net

Accounts receivable and other receivables are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. During the years ended December 31, 2018, 2017 and 2016, there were no allowance for doubtful accounts from accounts receivable; the allowances for doubtful accounts from other receivables were $72,852, nil and nil, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
(g) Property and equipment, net

The Company states property and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 0% to 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machinery	10 years
Furniture	5 years
Building	20 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of operations. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

Revenue Recognition, Policy [Policy Text Block]
(h) Revenue recognition

On January 1, 2018, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018. In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Accordingly, revenues for the year ended December 31, 2018 were presented under ASC 606, and revenues for the years ended December 31, 2017 and 2016 have not been adjusted and continued to be presented under ASC topic 605 (“ASC 605”), Revenue Recognition. There was no material impact on its financial statements and disclosures in the periods after adopting ASC 606.

The Company’s revenues are derived principally from sales of coke coal and coal sales agent services. Commencing on January 1, 2018, the Company recognizes revenue in accordance with ASC 606 and revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services.

The Company’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Coke coal sales revenue

The Company has the right to receive the consideration by providing agreed quantity and quality coal to the customers, and the price for the product is fixed. The Company is a principal because the Company controls the promised goods (coke coal) before the Company transfers the goods to the customer. And there are no other parties involved for the obligation to provide the goods to the customer. There is no variable consideration and non-cash consideration agreed with customer. The transaction price is fixed and allocated to the delivery of goods, the only performance obligation. The revenue is recognized when the Company satisfied its performance obligation by transferring the promised goods to the customer with agreed point of time, fixed price and location.

Coal sales agent services revenue

When serving as an agent, the Company signed contracts with supplier and customer separately. The Company’s obligation is to provide the specified services to arrange for the supplier to provide those goods to the customer. When the Company satisfies the performance obligation, the Company recognizes revenue in the amount of the fee to which it expects to be entitled in exchange for arranging for the supplier to provide its goods. The Company’s fee is the net amount of consideration that the Company retains after paying the supplier the consideration received in exchange for the goods to be provided by the supplier. Also, the supplier assumes the Company’s performance obligations and contractual rights in the contract signed with customer so that the Company is no longer obliged to satisfy the performance obligation to transfer the promised good to the customer. The contracts with coal sales agent service customers have specific prices and terms for the service provided. The revenue is recognized upon the services of delivery of coke coal to a customer.

Contract costs

For the year ended December 31, 2018, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Contract balances

The Company evaluates overall economic conditions, its working capital status and customer specific credit and negotiates the payment terms of a contract with individual customer on a case by case basis in its normal course of business.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (advance from customers), which will be realized as revenues upon the satisfaction of performance obligations through the transfer of related promised goods and services to customers. The Company does not have advances from customers as of December 31, 2018.

For contracts without a full or any advance payments required, the Company bills the customers any unpaid contract price immediately upon satisfaction of the related performance obligations when revenue is recognized, and the Company normally receives payment from customers within 90 days after a bill is issued.

The Company does not have any contract assets (unbilled receivables) since revenue is recognized when control of the promised goods or services is transferred and the payment from customers is not contingent on a future event.

Cost of Sales, Policy [Policy Text Block]	(i) Cost of revenue Cost of revenue mainly comprised of raw material costs, inbound freight charges and production costs, depreciation, workers’ wages and site lease.

Shipping And Handling Cost [Policy Text Block]
(j) Shipping and handling costs

The Company expenses the shipping and handling costs in conjunction with sale of its products as incurred and the shipping and handling costs is included as part of selling and marketing expenses. Total shipping and handling costs were $290,130, $89,027 and $1,112,599 for the years ended December 31, 2018, 2017 and 2016, respectively.

Income Tax, Policy [Policy Text Block]
(k) Taxation

a)	Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts a teach period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company is required to file its income tax return with Cayman Island and its subsidiaries located in BVI, Hong Kong, and PRC are required to file tax return with BVI, Hong Kong and PRC respectively.

b)	Value added tax (“VAT”)

Sales revenues are subject to VAT. The VAT rate is 16% for taxpayers selling goods, labor services, or tangible movable property leasing services or importing goods, except otherwise specified; 10% for taxpayers leasing services, or freight, except otherwise specified.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of taxes payable on the consolidated balance sheets. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

c)	Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.
Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheets.
No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2018 and 2017, and there were no uncertain tax positions as of December 31, 2018, 2017 and 2016.
The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.
All tax returns since the Company’s inception are still subject to examination by tax authorities.
The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Comprehensive Income, Policy [Policy Text Block]
(l) Comprehensive income (loss)

Recognized revenue, expenses, gains and losses are included as net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the balance sheet, such items, along with net income or loss, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(m) Fair value of financial instruments

The Company’s financial instruments consist principally of cash and cash equivalents, notes receivable, accounts receivable, other receivables, and accounts payable. The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

(Loss) earnings Per Share, Policy [Policy Text Block]
(n) (Loss) earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Impairment of Long-Lived Assets [Policy Text Block]
(o) Impairment of long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. The impairment loss of long-lived assets were $17,652, nil and nil for the years ended December 31, 2018, 2017 and 2016, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
(p) Recently issued accounting standards

FASB Accounting Standards Update No. 2016-02

In February 2016, the FASB issued new lease accounting guidance ASU No. 2016-02, “Leases” (“ASU 2016-02”), as amended by ASU 2018-10, “Codification Improvements to Topic 842, Leases” and ASU 2018-11, “Leases (Topic 842): Targeted Improvements.” Under the new guidance, at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new guidance is not applicable for leases with a term of 12 months or less. Lessor accounting is largely unchanged. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company adopted the amendments in these ASUs on January 1, 2019 using the modified retrospective transition approach provided by ASU No. 2018-11. The adoption did not result in a material adjustment to the Company’s accumulated deficit as of January 1, 2019. Based on the Company’s current office space lease agreements as of December 31, 2018, the amounts of the right-of-use asset and related lease payment liability recognized on January 1, 2019 is approximately $345,000.